UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1639

               Engex, Inc.
(Exact name of registrant as specified in charter)

     44 Wall Street New York, NY 10005
(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 495-4200

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record

KERYX BIOPHARMACEUTICALS, INC.

Ticker:	KERX	Security ID: 492515101
Meeting Date:	June 8, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Election of six directors	For	For	Issuer
2	Ratification of KPMG LLP as independent registered public accountants	For	For	Issuer
3	Any other business	For	For	Issuer

CHINDEX INTERNATIONAL, INC.

Ticker:	CHDX	Security ID: 169467107
Meeting Date:	September 13, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Election of eight directors	For	For	Issuer
2	Approve the Company’s private placement of an aggregate of 1,080,397 shares of common stock for an aggregate purchase price of approximately $6.5 million	For	For	Issuer
3	Ratify the appointment of BDO Seidman, LLP as the independent registered public accountants.	For	For	Issuer
4	Any other business	For	For	Issuer

SILVERSTAR HOLDINGS, LTD

Ticker:	SSTR	Security ID: 012267487
Meeting Date:	March 30, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Election of five directors	For	For	Issuer
2	Approve the Company’s 2004 Stock Incentive Plan	For	For	Issuer
3	Ratification of Rachlin Cohen & Holtz LLP as the Company’s independent public accountants	For	For	Issuer
4	Any other business	For	For	Issuer

ENZO BIOCHEM, INC.

Ticker:	ENZ	Security ID: 294100102
Meeting Date:	January 19, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Election of Directors (1) Elazar Rabbani (For) (2) John B. Sias (Withhold power to vote) (3) Marcus A. Conant (Withhold power to vote)			Issuer
2	Approve and the 2005 Equity Compensation Incentive Plan (left blank)			Issuer
3	Ratification of Ernst & Young LLP as the independent auditors	For	For	Issuer
4	Any other business	For	For	Issuer

NEWTEK BUSINESS SERVICES, INC.

Ticker:	NKBS	Security ID: 652526104
Meeting Date:	May 24, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Election of seven directors	For	For	Issuer
2	Approve increase in the number of authorized common shares	For	For	Issuer
3	Ratification of Pricewaterhouse Coopers LLP as auditors	For	For	Issuer
4	Any other business	For	For	Issuer

AMERICAN VANTAGE COMPANIES

Ticker:	AVCS	Security ID: 03037B106
Meeting Date:	December 8, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Election of seven directors	For	For	Issuer
2	Any other business	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

Date: 8/22/06	By:	/s/ David Nachamie

Title: Secretary